Net trading income	12 Months Ended
Dec. 31, 2020
5. Net trading income
Net trading income

5 Net trading income

Accounting for net trading income

In accordance with IFRS 9, trading positions are held at fair value, and the resulting gains and losses are included in the income statement, together with interest and dividends arising from long and short positions and funding costs relating to trading activities.

Income arises from both the sale and purchase of trading positions, margins which are achieved through market making and customer business and from changes in fair value caused by movements in interest and exchange rates, equity prices and other market variables.

Gains or losses on non-trading financial instruments designated or mandatorily at fair value with changes in fair value recognised in the income statement are included in net trading income where the business model is to manage assets and liabilities on a fair value basis which includes use of derivatives or where an instrument is designated at fair value to eliminate an accounting mismatch and the related instrument's gain and losses are reported in trading income.

	2020	2019	2018
	£m	£m	£m
Net gains from financial instruments held for trading	5,342	2,941	3,292
Net gains from financial instruments designated at fair value	700	256	267
Net gains from financial instruments mandatorily at fair value	987	1,038	1,007
Net trading income	7,029	4,235	4,566